UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                                     --------

                                   FORM N-CSR
                                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                                     --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: MARCH 31, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI INVESTMENTS

[BACKGROUND GRAPHIC OMITTED]



                         Semi-Annual Report as of September 30, 2003 (Unaudited)



                                                      SEI Asset Allocation Trust



                                            Diversified Conservative Income Fund

                                                   Diversified Conservative Fund

                                         Diversified Global Moderate Growth Fund

                                                Diversified Moderate Growth Fund

                                                  Diversified Global Growth Fund

                                                   Diversified Global Stock Fund

                                                     Diversified U.S. Stock Fund

TABLE OF CONTENTS




------------------------------------------------------------
Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                   8
------------------------------------------------------------
Statements of Changes in Net Assets                       10
------------------------------------------------------------
Financial Highlights                                      12
------------------------------------------------------------
Notes to Financial Statements                             15
------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

Diversified Conservative Income Fund

September 30, 2003

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Shares      ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 24.2%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                  500,249          $ 7,889
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                   454,400            7,638
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                   59,944              846
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                    50,035              874
                                                                      --------
Total Equity Funds
   (Cost $19,281) ($ Thousands)                                        17,247
                                                                      --------
FIXED INCOME FUND -- 55.6%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A               3,694,317           39,566
                                                                      --------
Total Fixed Income Fund
   (Cost $38,315) ($ Thousands)                                        39,566
                                                                      --------
MONEY MARKET FUND -- 20.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A               14,236,698           14,237
                                                                      --------
Total Money Market Fund
   (Cost $14,237) ($ Thousands)                                        14,237
                                                                      --------
Total Investments -- 99.8%
   (Cost $71,833)                                                      71,050
                                                                      --------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Receivable from Administrator                                         $     1
Investment Advisory Fees Payable                                           (6)
Distribution & Shareholder Servicing Fees Payable                         (11)
Other Assets and Liabilities, Net                                         136
                                                                      --------
Total Other Assets & Liabilities                                          120
                                                                      --------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization --
   no par value) based on
   5,117,385 outstanding shares
   of beneficial interest                                              56,845
Paid-in-Capital -- Class D
  (unlimited authorization --
   no par value) based on
   1,258,763 outstanding shares
   of beneficial interest                                              14,122
Paid-in-Capital -- Class I
  (unlimited authorization --
   no par value) based on
   210,062 outstanding shares
   of beneficial interest                                               2,175
Undistributed net investment income                                       311
Accumulated net realized loss on investments                           (1,500)
Net unrealized depreciation on investments                               (783)
                                                                      --------
Total Net Assets -- 100.0%                                            $71,170
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($55,386,374/5,117,385 shares)                                      $10.82
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($13,513,431/1,258,763 shares)                                      $10.74
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($2,270,422/210,062 shares)                                          $10.81
                                                                      ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003           1

STATEMENT OF NET ASSETS (Unaudited)

Diversified Conservative Fund

September 30, 2003

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares     ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 39.5%
   SEI Institutional International Trust
     International Equity Fund, Class A              755,416          $ 6,194
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                  720,484           11,362
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                   650,994           10,943
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                   85,045            1,200
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                    69,452            1,213
                                                                      --------
Total Equity Funds
   (Cost $35,297) ($ Thousands)                                        30,912
                                                                      --------
FIXED INCOME FUND -- 60.3%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A               4,413,541           47,269
                                                                      --------
Total Fixed Income Fund
   (Cost $46,406) ($ Thousands)                                        47,269
                                                                      --------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A                  777,119              777
                                                                      --------
Total Money Market Fund
   (Cost $777) ($ Thousands)                                              777
                                                                      --------
Total Investments -- 100.8%
   (Cost $82,480)                                                      78,958
                                                                      --------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
Receivable from Administrator                                         $     2
Investment Advisory Fees Payable                                           (6)
Distribution & Shareholder Servicing Fees Payable                          (8)
Other Assets and Liabilities, Net                                        (614)
                                                                      --------
Total Other Assets & Liabilities                                         (626)
                                                                      --------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization --
   no par value) based on
   6,666,455 outstanding shares
   of beneficial interest                                              68,883
Paid-in-Capital -- Class D
  (unlimited authorization --
   no par value) based on
   872,006 outstanding shares
   of beneficial interest                                              10,682
Paid-in-Capital -- Class I
  (unlimited authorization --
   no par value) based on
   394,057 outstanding shares
   of beneficial interest                                               3,671
Undistributed net investment income                                       361
Accumulated net realized loss on investments                           (1,743)
Net unrealized depreciation on investments                             (3,522)
                                                                      --------
Total Net Assets -- 100.0%                                            $78,332
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($65,858,982/6,666,455 shares)                                       $9.88
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($8,584,821/872,006 shares)                                          $9.84
                                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($3,888,271/394,057 shares)                                          $9.87
                                                                      ========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
2           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

Diversified Global Moderate Growth Fund

September 30, 2003

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares     ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 63.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                         641,493         $  7,146
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                         197,379            1,776
   SEI Institutional International
     Trust International Equity Fund,
     Class A                                       2,961,251           24,282
   SEI Institutional Managed Trust
     Large Cap Growth Fund,
     Class A                                       2,249,765           35,479
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                 2,040,092           34,294
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                  264,127            3,727
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                   219,862            3,839
                                                                     ---------
Total Equity Funds
   (Cost $122,652) ($ Thousands)                                      110,543
                                                                     ---------
FIXED INCOME FUNDS -- 36.1%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A               5,182,515           55,505
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                   851,877            7,130
                                                                     ---------
Total Fixed Income Funds
   (Cost $62,117) ($ Thousands)                                        62,635
                                                                     ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A                1,742,876            1,743
                                                                     ---------
Total Money Market Fund
   (Cost $1,743) ($ Thousands)                                          1,743
                                                                     ---------
Total Investments -- 100.7%
   (Cost $186,512)                                                    174,921
                                                                     ---------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.7)%
Receivable from Administrator                                        $      2
Investment Advisory Fees Payable                                          (14)
Distribution & Shareholder Servicing Fees Payable                          (6)
Other Assets and Liabilities, Net                                      (1,165)
                                                                     ---------
Total Other Assets & Liabilities                                       (1,183)
                                                                     ---------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization --
   no par value) based on
   16,149,537 outstanding shares
   of beneficial interest                                             179,319
Paid-in-Capital -- Class D
  (unlimited authorization --
   no par value) based on
   587,726 outstanding shares
   of beneficial interest                                               7,272
Paid-in-Capital -- Class I
  (unlimited authorization --
   no par value) based on
   398,684 outstanding shares
   of beneficial interest                                               3,790
Undistributed net investment income                                       552
Accumulated net realized loss on investments                           (5,604)
Net unrealized depreciation on investments                            (11,591)
                                                                     ---------
Total Net Assets -- 100.0%                                           $173,738
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($163,802,185/16,149,537 shares)                                    $10.14
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($5,900,881/587,726 shares)                                         $10.04
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($4,034,681/398,684 shares)                                         $10.12
                                                                     =========


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003           3

STATEMENT OF NET ASSETS (Unaudited)

Diversified Moderate Growth Fund

September 30, 2003

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares     ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 59.3%
   SEI Institutional International Trust
     International Equity Fund, Class A            3,016,106         $ 24,732
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                2,832,488           44,669
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                 2,567,361           43,157
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                  349,530            4,932
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                   287,468            5,019
                                                                     ---------
Total Equity Funds
   (Cost $156,105) ($ Thousands)                                      122,509
                                                                     ---------
FIXED INCOME FUND -- 39.9%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A               7,707,392           82,546
                                                                     ---------
Total Fixed Income Fund
   (Cost $80,309) ($ Thousands)                                        82,546
                                                                     ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A                1,988,875            1,989
                                                                     ---------
Total Money Market Fund
   (Cost $1,989) ($ Thousands)                                          1,989
                                                                     ---------
Total Investments -- 100.2%
   (Cost $238,403)                                                    207,044
                                                                     ---------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Receivable from Administrator                                        $      3
Investment Advisory Fees Payable                                          (17)
Distribution & Shareholder Servicing Fees Payable                         (21)
Other Assets and Liabilities, Net                                        (372)
                                                                     ---------
Total Other Assets & Liabilities                                         (407)
                                                                     ---------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization --
   no par value) based on
   16,557,378 outstanding shares
   of beneficial interest                                             219,090
Paid-in-Capital -- Class D
  (unlimited authorization --
   no par value) based on
   1,804,808 outstanding shares
   of beneficial interest                                              25,949
Paid-in-Capital -- Class I
  (unlimited authorization --
   no par value) based on
   628,217 outstanding shares
   of beneficial interest                                               6,348
Undistributed net investment income                                       600
Accumulated net realized loss on investments                          (13,991)
Net unrealized depreciation on investments                            (31,359)
                                                                     ---------
Total Net Assets -- 100.0%                                           $206,637
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($180,267,142/16,557,378 shares)                                    $10.89
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($19,538,901/1,804,808 shares)                                      $10.83
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($6,831,255/628,217 shares)                                         $10.87
                                                                     =========


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
4           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

Diversified Global Growth Fund

September 30, 2003

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares     ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 81.3%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A                                         320,131         $  3,566
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                         393,264            3,539
   SEI Institutional International Trust
     International Equity Fund,
     Class A                                       3,833,065           31,431
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                3,028,887           47,766
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                 2,739,168           46,045
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                  360,426            5,086
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                   294,346            5,139
                                                                     ---------
Total Equity Funds
   (Cost $181,420) ($ Thousands)                                      142,572
                                                                     ---------
FIXED INCOME FUNDS -- 17.5%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A               2,537,643           27,178
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A                   424,205            3,551
                                                                     ---------
Total Fixed Income Funds
   (Cost $31,061) ($ Thousands)                                        30,729
                                                                     ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A                1,734,999            1,735
                                                                     ---------
Total Money Market Fund
   (Cost $1,735) ($ Thousands)                                          1,735
                                                                     ---------
Total Investments -- 99.8%
   (Cost $214,216)                                                    175,036
                                                                     ---------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Receivable from Administrator                                         $     3
Investment Advisory Fees Payable                                          (14)
Distribution & Shareholder Servicing Fees Payable                         (17)
Other Assets and Liabilities, Net                                         338
                                                                     ---------
Total Other Assets & Liabilities                                          310
                                                                     ---------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization --
   no par value) based on
   14,424,291 outstanding shares
   of beneficial interest                                             185,715
Paid-in-Capital -- Class D
  (unlimited authorization --
   no par value) based on
   1,721,366 outstanding shares
   of beneficial interest                                              23,103
Paid-in-Capital -- Class I
  (unlimited authorization --
   no par value) based on
   883,384 outstanding shares
   of beneficial interest                                               8,526
Undistributed net investment income                                       207
Accumulated net realized loss on investments                           (3,025)
Net unrealized depreciation on investments                            (39,180)
                                                                     ---------
Total Net Assets -- 100.0%                                           $175,346
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($148,647,995/14,424,291 shares)                                    $10.31
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($17,600,049/1,721,366 shares)                                      $10.22
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($9,098,228/883,384 shares)                                         $10.30
                                                                     =========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003           5

STATEMENT OF NET ASSETS (Unaudited)

Diversified Global Stock Fund

September 30, 2003

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares     ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.3%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A                                         259,440         $  2,335
   SEI Institutional International
     Trust International Equity Fund,
     Class A                                       3,180,137           26,077
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                2,431,536           38,345
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                 2,203,888           37,047
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                  291,176            4,109
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                   238,425            4,163
                                                                     ---------
Total Equity Funds
   (Cost $155,537) ($ Thousands)                                      112,076
                                                                     ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A                1,153,081            1,153
                                                                     ---------
Total Money Market Fund
   (Cost $1,153) ($ Thousands)                                          1,153
                                                                     ---------
Total Investments -- 100.3%
   (Cost $156,690)                                                    113,229
                                                                     ---------
OTHER ASSETS AND LIABILITIES -- (0.3)%
Receivable from Administrator                                               2
Investment Advisory Fees Payable                                           (9)
Distribution & Shareholder Servicing Fees Payable                          (7)
Other Assets and Liabilities, Net                                        (368)
                                                                     ---------
Total Other Assets & Liabilities                                         (382)
                                                                     ---------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization --
   no par value) based on
   11,442,684 outstanding shares
   of beneficial interest                                            $149,954
Paid-in-Capital -- Class D
  (unlimited authorization --
   no par value) based on
   849,400 outstanding shares
   of beneficial interest                                              12,293
Paid-in-Capital -- Class I
  (unlimited authorization --
   no par value) based on
   193,716 outstanding shares
   of beneficial interest                                               1,607
Distribution in excess of net investment income                            (7)
Accumulated net realized loss on investments                           (7,539)
Net unrealized depreciation on investments                            (43,461)
                                                                     ---------
Total Net Assets -- 100.0%                                           $112,847
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($103,751,929 (DIVIDE) 11,442,684 shares)                            $9.07
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($7,341,493 (DIVIDE) 849,400 shares)                                 $8.64
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($1,753,612 (DIVIDE) 193,716 shares)                                 $9.05
                                                                     =========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
6           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

Diversified U.S. Stock Fund

September 30, 2003

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                           Shares     ($ Thousands)
--------------------------------------------------------------------------------
EQUITY FUNDS -- 99.5%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A                3,157,975         $ 49,801
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A                 2,852,947           47,958
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A                  385,055            5,433
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A                   312,361            5,454
                                                                     ---------
Total Equity Funds
   (Cost $147,896) ($ Thousands)                                      108,646
                                                                     ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A                1,112,640            1,113
                                                                     ---------
Total Money Market Fund
   (Cost $1,113) ($ Thousands)                                          1,113
                                                                     ---------
Total Investments -- 100.5%
   (Cost $149,009)                                                    109,759
                                                                     ---------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                      ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.5)%
Receivable from Administrator                                        $      2
Investment Advisory Fees Payable                                           (9)
Distribution & Shareholder Servicing Fees Payable                         (15)
Other Assets and Liabilities, Net                                        (498)
                                                                     ---------
Total Other Assets & Liabilities                                         (520)
                                                                     ---------
NET ASSETS:
Paid-in-Capital -- Class A
  (unlimited authorization --
   no par value) based on
   8,199,888 outstanding shares
   of beneficial interest                                             128,616
Paid-in-Capital -- Class D
  (unlimited authorization --
   no par value) based on
   1,419,837 outstanding shares
   of beneficial interest                                              26,695
Paid-in-Capital -- Class I
  (unlimited authorization --
   no par value) based on
   129,127 outstanding shares
   of beneficial interest                                               1,337
Undistributed net investment income                                         4
Accumulated net realized loss on investments                           (8,163)
Net unrealized depreciation on investments                            (39,250)
                                                                     ---------
Total Net Assets -- 100.0%                                           $109,239
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($92,549,055/8,199,888 shares)                                      $11.29
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($15,234,367/1,419,837 shares)                                      $10.73
                                                                     =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($1,456,098/129,127 shares)                                         $11.28
                                                                     =========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003           7

Statements of Operations ($ Thousands)

For the six months ended September 30, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                      DIVERSIFIED                   DIVERSIFIED  DIVERSIFIED  DIVERSIFIED  DIVERSIFIED
                                     CONSERVATIVE  DIVERSIFIED           GLOBAL     MODERATE       GLOBAL       GLOBAL  DIVERSIFIED
                                           INCOME CONSERVATIVE  MODERATE GROWTH       GROWTH       GROWTH        STOCK   U.S. STOCK
                                             FUND         FUND             FUND        FUND          FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions Received
     from Affiliated Funds                 $  822       $  905          $  1,551     $ 1,814      $   970      $   300      $   399
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                         69           74              173          200          166          110          105
   Distribution & Shareholder
      Servicing Fees -- Class D shares         64           39               28           97           85           34           72
   Investment Advisory Fees                    34           37               87          100           83           55           52
   Administrative Servicing Fees --
     Class I shares                             3            5                4            8            7            2            1
   Professional Fees                            5            5               10           11            8            5            3
   Registration Fees                            5            5                6           10            8            5            5
   Custodian/Wire Agent Fees                    4            4                8           11            7            6            6
   Printing Fees                                2            4                7            8            9            4            6
   Trustee Fees                                 1            1                4            5            4            3            2
   Other Expenses                               1            1                1            1            1            1            1
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                             188          175              328          451          378          225          253
------------------------------------------------------------------------------------------------------------------------------------
   Less: Management Fees Waived               (69)         (74)            (173)        (200)        (166)        (110)        (105)
         Reimbursement from Manager           (10)         (13)             (17)         (26)         (19)         (13)         (13)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                               109           88              138          225          193          102          135
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                         713          817            1,413        1,589          777          198          264
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss)
     on Investments                          (404)         (58)           1,064        1,037        1,614        1,309       (1,600)
   Net Change in Unrealized
     Appreciation on Investments            3,858        5,881           20,142       21,563       23,507       18,684       18,954
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                           3,454        5,823           21,206       22,600       25,121       19,993       17,354
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                         $4,167       $6,640          $22,619      $24,189      $25,898      $20,191      $17,618
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
8 & 9       SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2003 (Unaudited) and the year ended March 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
                                             DIVERSIFIED             DIVERSIFIED         DIVERSIFIED GLOBAL        DIVERSIFIED
                                         CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH       MODERATE GROWTH
                                               FUND (2)                FUND (2)               FUND (2)              FUND (2)
-----------------------------------------------------------------------------------------------------------------------------------
                                        4/01/03-     4/01/02-   4/01/03-     4/01/02-   4/01/03-   4/01/02-    4/01/03-  4/01/02-
                                         9/30/03      3/31/03    9/30/03      3/31/03    9/30/03    3/31/03     9/30/03   3/31/03
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                   $ 713      $ 1,565      $ 817      $ 1,361    $ 1,413    $ 2,911     $ 1,589   $ 2,994
   Net Realized Gain (Loss)
     on Investments                         (404)        (402)       (58)        (284)     1,064     (4,257)      1,037     2,979
   Capital Gain Distributions Received
     from Affiliated Funds                    --          710         --          832         --        987          --     1,550
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments         3,858       (2,725)     5,881       (4,165)    20,142    (16,863)     21,563  (30,895)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                       4,167         (852)     6,640       (2,256)    22,619    (17,222)     24,189   (23,372)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                (613)      (1,387)      (710)      (1,150)    (1,303)    (2,913)     (1,460)   (2,774)
     Class D                                 (86)        (236)       (51)        (133)       (20)       (53)        (79)     (185)
     Class I                                 (19)         (10)       (38)         (23)       (20)       (10)        (42)      (21)
   Net Realized Gains:
     Class A                                  --         (165)        --         (199)        --       (266)         --      (379)
     Class D                                  --          (42)        --          (36)        --        (10)         --       (57)
     Class I                                  --           (3)        --           (8)        --         (2)         --        (6)
   Returns of Capital:
     Class A                                  --           --         --           --         --         --          --        --
     Class I                                  --           --         --           --         --         --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions        (718)      (1,843)      (799)      (1,549)    (1,343)    (3,254)     (1,581)   (3,422)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued           9,562       21,780     10,930       32,124     75,529    210,427      19,704    59,331
     Reinvestment of Dividends and
       Distributions                         588        1,505        643        1,271      1,284      3,113       1,328     2,965
     Cost of Shares Redeemed              (8,193)     (17,665)    (6,569)     (22,011)   (59,251)  (210,489)    (18,468)  (47,000)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net
     Assets Derived
     from Class A Transactions             1,957        5,620      5,004       11,384     17,562      3,051       2,564    15,296
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued           1,602        3,759      1,826        2,450        474     10,925       2,300     5,797
     Reinvestment of Dividends
        and Distributions                     74          259         47          159         19         59          72       227
     Cost of Shares Redeemed              (1,651)      (2,695)    (1,966)      (5,091)      (233)   (12,167)     (6,722)  (10,542)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Net Assets Derived
     from Class D Transactions                25        1,323        (93)      (2,482)       260     (1,183)     (4,350)   (4,518)
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued             730        1,842        937        4,911      1,782      2,684       1,563     5,760
     Reinvestment of Dividends
       and Distributions                      19           14         38           32         20         12          42        27
     Cost of Shares Redeemed                (284)        (146)      (970)      (1,277)      (299)      (409)       (282)     (762)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions               465        1,710          5        3,666      1,503      2,287       1,323     5,025
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Net Assets Derived
     from Capital Share Transactions       2,447        8,653      4,916       12,568     19,325      4,155        (463)   15,803
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets   5,896        5,958     10,757        8,763     40,601    (16,321)     22,145   (10,991)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                    65,274       59,316     67,575       58,812    133,137    149,458     184,492   195,483
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                         $71,170      $65,274    $78,332      $67,575   $173,738   $133,137    $206,637  $184,492
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED             DIVERSIFIED              DIVERSIFIED
                                                GLOBAL GROWTH           GLOBAL STOCK              U.S. STOCK
                                                  FUND (3)                FUND (3)                 FUND (4)
-------------------------------------------------------------------------------------------------------------
                                          4/01/03-    4/01/02-  4/01/03-    4/01/02-   4/01/03-    4/01/02-
                                           9/30/03     3/31/03   9/30/03     3/31/03    9/30/03     3/31/03
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                   $   777    $  1,759   $   198    $    443    $   264    $    403
   Net Realized Gain (Loss)
     on Investments                          1,614       1,145     1,309      (2,827)    (1,600)       (832)
   Capital Gain Distributions Received
     from Affiliated Funds                      --         585        --         126         --         161
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments          23,507     (35,817)   18,684     (30,336)    18,954     (35,853)
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                        25,898     (32,328)   20,191     (32,594)    17,618     (36,121)
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                  (729)     (1,728)     (204)       (443)      (256)       (404)
     Class D                                   (19)        (51)       --          --         --          --
     Class I                                   (19)        (11)       (1)         (1)        (2)         --
   Net Realized Gains:
     Class A                                    --        (122)       --          --         --          --
     Class D                                    --         (17)       --          --         --          --
     Class I                                    --          (2)       --          --         --          --
   Returns of Capital:
     Class A                                    --          --        --         (44)        --         (74)
     Class I                                    --          --        --          --         --          --
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions          (767)     (1,931)     (205)       (488)      (258)       (478)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
     Proceeds from Shares Issued            45,127     130,661    70,667     222,270     14,463      27,930
     Reinvestment of Dividends and
       Distributions                           683       1,765       198         472        250         464
     Cost of Shares Redeemed               (41,453)   (128,211)  (73,065)   (220,272)   (14,071)    (32,795)
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net
     Assets Derived
     from Class A Transactions               4,357       4,215    (2,200)      2,470        642      (4,401)
-------------------------------------------------------------------------------------------------------------
   CLASS D:
     Proceeds from Shares Issued             4,796       3,545     1,332       2,065      2,513       5,347
     Reinvestment of Dividends
        and Distributions                       19          68        --          --         --          --
     Cost of Shares Redeemed                (6,800)     (4,091)     (944)     (2,064)    (9,874)     (8,161)
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Net Assets Derived
     from Class D Transactions              (1,985)       (478)      388           1     (7,361)     (2,814)
-------------------------------------------------------------------------------------------------------------
   CLASS I:
     Proceeds from Shares Issued             4,721       4,267       685       1,126        633         771
     Reinvestment of Dividends
       and Distributions                        19          13         1           1          2          --
     Cost of Shares Redeemed                  (210)       (284)     (117)        (89)       (20)        (49)
-------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     from Class I Transactions               4,530       3,996       569       1,038        615         722
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Net Assets Derived
     from Capital Share Transactions         6,902       7,733    (1,243)      3,509     (6,104)     (6,493)
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets    32,033     (26,526)   18,743     (29,573)    11,256     (43,092)
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                     143,313     169,839    94,104     123,677     97,983     141,075
-------------------------------------------------------------------------------------------------------------
   END OF PERIOD                          $175,346    $143,313  $112,847    $ 94,104  $ 109,239    $ 97,983
-------------------------------------------------------------------------------------------------------------
(1) For Capital Share Transactions see Note 4 in the Notes to Financial Statements.
(2) Class I shares commenced operations June 28, 2002.
(3) Class I shares commenced operations July 31, 2002.
(4) Class I shares commenced operations September 4, 2002.
Amounts designated as "--" are zero or have been rounded to zero.
The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003       10-11

Financial Highlights

For the six months ended September 30, (Unaudited) and the periods ended March 31, For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------------------------



                                       Net Realized
                                                and                Distributions
               Net Asset                 Unrealized    Dividends            from
                  Value,          Net         Gains     from Net        Realized    Net Asset                  Net Assets
               Beginning   Investment   (Losses) on   Investment         Capital   Value, End       Total   End of Period
               of Period       Income    Securities       Income           Gains    of Period     Return+   ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2003@**        $10.28        $0.12       $ 0.54       $(0.12)        $   --         $10.82        6.48%       $ 55,386
   2003            10.75         0.29        (0.41)       (0.31)         (0.04)         10.28       (1.16)         50,717
   2002            10.96         0.36        (0.03)       (0.40)         (0.14)         10.75        3.13          47,222
   2001            11.74         0.52        (0.41)       (0.54)         (0.35)         10.96        0.92          35,729
   2000**          11.60         0.49         0.34        (0.54)         (0.15)         11.74        7.53          30,969
   1999**          11.76         0.56         0.26        (0.45)         (0.53)         11.60        7.22          21,973
   CLASS D
   2003@**        $10.20        $0.07       $ 0.54       $(0.07)        $   --         $10.74        6.01%       $ 13,514
   2003            10.67         0.18        (0.41)       (0.20)         (0.04)         10.20       (2.17)         12,847
   2002            10.88         0.26        (0.04)       (0.29)         (0.14)         10.67        2.11          12,094
   2001            11.66         0.42        (0.42)       (0.43)         (0.35)         10.88       (0.05)         12,104
   2000**          11.53         0.37         0.35        (0.44)         (0.15)         11.66        6.47          10,918
   1999**          11.70         0.40         0.30        (0.34)         (0.53)         11.53        6.19           5,107
   CLASS I
   2003@**        $10.27        $0.11       $ 0.54       $(0.11)        $   --         $10.81        6.36%       $  2,270
   2003 (1)        10.54         0.24        (0.25)       (0.22)         (0.04)         10.27       (0.12)          1,710
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2003@**        $ 9.10        $0.11       $ 0.78       $(0.11)        $   --         $ 9.88        9.86%       $ 65,859
   2003             9.71         0.22        (0.58)       (0.22)         (0.03)          9.10       (3.65)         55,939
   2002            10.16         0.24        (0.13)       (0.26)         (0.30)          9.71        1.11          47,630
   2001            11.75         0.33        (1.10)       (0.34)         (0.48)         10.16       (6.95)         45,372
   2000**          11.42         0.34         0.76        (0.53)         (0.24)         11.75       10.05          45,363
   1999**          11.31         0.50         0.48        (0.29)         (0.58)         11.42        8.92          40,304
   CLASS D
   2003@**        $ 9.06        $0.06       $ 0.78       $(0.06)        $   --         $ 9.84        9.31%       $  8,585
   2003             9.66         0.14        (0.59)       (0.12)         (0.03)          9.06       (4.61)          8,053
   2002            10.11         0.15        (0.14)       (0.16)         (0.30)          9.66        0.06          11,182
   2001            11.70         0.21        (1.10)       (0.22)         (0.48)         10.11       (7.91)         17,386
   2000**          11.37         0.22         0.77        (0.42)         (0.24)         11.70        9.01          15,960
   1999**          11.27         0.38         0.48        (0.18)         (0.58)         11.37        7.84          12,405
   CLASS I
   2003@**        $ 9.09        $0.10       $ 0.78       $(0.10)        $   --         $ 9.87        9.74%       $  3,888
   2003 (1)         9.56         0.18        (0.46)       (0.16)         (0.03)          9.09       (2.93)          3,583
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2003@**        $ 8.94        $0.08       $ 1.20       $(0.08)        $   --         $10.14       14.39%       $163,802
   2003            10.39         0.20        (1.42)       (0.21)         (0.02)          8.94      (11.83)        125,946
   2002            10.57         0.23        (0.02)       (0.24)         (0.15)         10.39        2.06         142,483
   2001            13.61         0.32        (2.30)       (0.32)         (0.74)         10.57      (15.19)         94,040
   2000**          12.14         0.31         1.81        (0.45)         (0.20)         13.61       18.04          58,455
   1999**          12.49         0.40         0.12        (0.25)         (0.62)         12.14        4.63          24,010
   CLASS D
   2003@**        $ 8.85        $0.04       $ 1.19       $(0.04)        $   --         $10.04       13.88%       $  5,901
   2003            10.27         0.13        (1.43)       (0.10)         (0.02)          8.85      (12.69)          4,969
   2002            10.44         0.16        (0.05)       (0.13)         (0.15)         10.27        1.06           6,975
   2001            13.47         0.19        (2.28)       (0.20)         (0.74)         10.44      (16.11)          9,213
   2000**          12.02         0.19         1.79        (0.33)         (0.20)         13.47       16.88           9,348
   1999**          12.38         0.30         0.10        (0.14)         (0.62)         12.02        3.54           7,142
   CLASS I
   2003@**        $ 8.92        $0.07       $ 1.20       $(0.07)        $   --         $10.12       14.30%       $  4,035
   2003 (1)         9.83         0.17        (0.90)       (0.16)         (0.02)          8.92       (7.51)          2,222

---------------------------------------------------------------------------------------
                                                             Ratio of Net
                                                   Ratio of    Investment
                                                   Expenses        Income
                                                 to Average    to Average
                                Ratio of Net     Net Assets    Net Assets
                   Ratio of Net   Investment     (Excluding    (Excluding
                       Expenses       Income        Waivers       Waivers    Portfolio
                     to Average   to Average      and Reim-     and Rein-     Turnover
                  Net Assets***   Net Assets  bursement)***    bursement)         Rate
---------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2003@**                0.12%       2.25%            0.35%       2.02%           10%
   2003                   0.12        2.79             0.36        2.55            24
   2002                   0.12        3.43             0.38        3.17            40
   2001                   0.12        4.68             0.40        4.40            26
   2000**                 0.12        4.27             0.41        3.98            32
   1999**                 0.12        4.02             0.45        3.69            63
   CLASS D
   2003@**                1.12%       1.26%            1.35%       1.03%           10%
   2003                   1.12        1.78             1.36        1.54            24
   2002                   1.12        2.45             1.38        2.19            40
   2001                   1.12        3.68             1.40        3.40            26
   2000**                 1.12        3.27             1.41        2.98            32
   1999**                 1.12        2.98             1.45        2.65            63
   CLASS I
   2003@**                0.37%       1.99%            0.60%       1.76%           10%
   2003 (1)               0.37        2.19             0.61        1.95            24
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2003@**                0.12%       2.30%            0.35%       2.07%            7%
   2003                   0.12        2.41             0.37        2.16            40
   2002                   0.12        2.43             0.35        2.20            31
   2001                   0.12        2.97             0.41        2.68            21
   2000**                 0.12        2.96             0.45        2.63            27
   1999**                 0.12        3.42             0.45        3.09            30
   CLASS D
   2003@**                1.12%       1.32%            1.35%       1.09%            7%
   2003                   1.12        1.39             1.37        1.14            40
   2002                   1.12        1.45             1.35        1.22            31
   2001                   1.12        1.97             1.41        1.68            21
   2000**                 1.12        1.98             1.45        1.65            27
   1999**                 1.12        2.41             1.46        2.07            30
   CLASS I
   2003@**                0.37%       2.06%            0.60%       1.83%            7%
   2003 (1)               0.37        2.10             0.62        1.85            40
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2003@**                0.12%       1.66%            0.34%       1.44%           27%
   2003                   0.12        2.17             0.37        1.92           123
   2002                   0.12        2.35             0.37        2.10            29
   2001                   0.12        2.61             0.36        2.37            41
   2000**                 0.12        2.47             0.44        2.15            54
   1999**                 0.12        2.76             0.49        2.39            34
   CLASS D
   2003@**                1.12%       0.69%            1.34%       0.47%           27%
   2003                   1.12        1.16             1.37        0.91           123
   2002                   1.12        1.35             1.37        1.10            29
   2001                   1.12        1.64             1.36        1.40            41
   2000**                 1.12        1.52             1.44        1.20            54
   1999**                 1.12        1.79             1.49        1.42            34
   CLASS I
   2003@**                0.37%       1.40%            0.59%       1.18%           27%
   2003 (1)               0.37        1.74             0.62        1.49           123

--------------------------------------------------------------------------------
12          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

---------------------------------------------------------------------------------------------------------------------------



                                     Net Realized
                                              and                Distributions
               Net Asset          Net  Unrealized    Dividends            from
                  Value,   Investment       Gains     from Net        Realized    Net Asset                  Net Assets
               Beginning       Income (Losses) on   Investment         Capital   Value, End       Total   End of Period
               of Period       (LOSS)  Securities       Income           Gains    of Period     Return+   ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2003@**        $ 9.68      $ 0.09        $ 1.21        $(0.09)        $   --        $10.89       13.48%       $180,267
   2003            11.21        0.18         (1.50)        (0.18)         (0.03)         9.68      (11.86)        157,985
   2002            11.75        0.20         (0.15)        (0.22)         (0.37)        11.21        0.43         165,522
   2001            14.47        0.28         (2.23)        (0.29)         (0.48)        11.75      (13.95)        226,820
   2000**          13.18        0.28          1.64         (0.35)         (0.28)        14.47       14.99         191,484
   1999**          13.22        0.32          0.79         (0.23)         (0.92)        13.18        8.87         131,531
   CLASS D
   2003@**        $ 9.63      $ 0.04        $ 1.20        $(0.04)        $   --        $10.83       12.89%       $ 19,539
   2003            11.14        0.09         (1.49)        (0.08)         (0.03)         9.63      (12.69)         21,649
   2002            11.68        0.10         (0.17)        (0.10)         (0.37)        11.14       (0.64)         29,961
   2001            14.38        0.15         (2.21)        (0.16)         (0.48)        11.68      (14.75)         36,637
   2000**          13.10        0.15          1.64         (0.23)         (0.28)        14.38       14.00          39,513
   1999**          13.16        0.26          0.72         (0.12)         (0.92)        13.10        7.71          27,537
   CLASS I
   2003@**        $ 9.67      $ 0.08        $ 1.20        $(0.08)        $   --        $10.87       13.26%       $  6,831
   2003 (1)        10.70        0.15         (1.02)        (0.13)         (0.03)         9.67       (8.22)          4,858
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2003@**        $ 8.79      $ 0.05        $ 1.52        $(0.05)        $   --        $10.31       17.92%       $148,648
   2003            11.05        0.12         (2.24)        (0.13)         (0.01)         8.79      (19.30)        122,522
   2002            11.49        0.15         (0.02)        (0.16)         (0.41)        11.05        1.17         148,169
   2001            15.42        0.22         (3.43)        (0.22)         (0.50)        11.49      (21.41)        145,719
   2000**          13.22        0.20          2.84         (0.33)         (0.51)        15.42       23.66         125,893
   1999**          13.64        0.29          0.27         (0.14)         (0.84)        13.22        4.63          78,798
   CLASS D
   2003@**        $ 8.73      $ 0.01        $ 1.49        $(0.01)        $   --        $10.22       17.17%       $ 17,600
   2003            10.97        0.03         (2.23)        (0.03)         (0.01)         8.73      (20.10)         16,932
   2002            11.41        0.03         (0.02)        (0.04)         (0.41)        10.97        0.09          21,670
   2001            15.31        0.08         (3.40)        (0.08)         (0.50)        11.41      (22.14)         27,351
   2000**          13.14        0.05          2.82         (0.19)         (0.51)        15.31       22.39          32,910
   1999**          13.59        0.14          0.28         (0.03)         (0.84)        13.14        3.50          18,979
   CLASS I
   2003@**        $ 8.79      $ 0.04        $ 1.51        $(0.04)        $   --        $10.30       17.68%       $  9,098
   2003 (2)         9.38        0.07         (0.58)        (0.07)         (0.01)         8.79       (5.52)          3,859
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2003@**        $ 7.50      $ 0.02        $ 1.57        $(0.02)        $   --        $ 9.07       21.19%       $103,752
   2003            10.20        0.04         (2.70)        (0.04)++          --          7.50      (26.11)         87,359
   2002            10.58        0.04         (0.04)        (0.03)         (0.35)        10.20        0.05         115,692
   2001            16.00        0.06         (4.23)        (0.06)         (1.19)        10.58      (27.19)        104,455
   2000**          12.80        0.05          3.60         (0.13)         (0.32)        16.00       28.98          85,672
   1999**          13.28        0.12          0.36         (0.03)         (0.93)        12.80        4.22          37,987
   CLASS D
   2003@**        $ 7.17      $(0.02)       $ 1.49        $   --         $   --        $ 8.64       20.50%       $  7,341
   2003             9.80          --         (2.63)           --             --          7.17      (26.84)          5,767
   2002            10.25       (0.06         (0.04)           --          (0.35)         9.80       (1.06)          7,985
   2001            15.64       (0.04         (4.16)           --          (1.19)        10.25      (27.91)         11,119
   2000**          12.59       (0.09          3.52         (0.06)         (0.32)        15.64       27.58          14,046
   1999**          13.16        0.03          0.33            --          (0.93)        12.59        3.23           6,264
   CLASS I
   2003@**        $ 7.50      $ 0.01        $ 1.55        $(0.01)        $   --        $ 9.05       20.80%       $  1,754
   2003 (2)         8.30          --         (0.78)        (0.02)            --          7.50       (9.41)            978

----------------------------------------------------------------------------------------
                                                              Ratio of Net
                                                    Ratio of    Investment
                                                    Expenses  Income (Loss)
                                 Ratio of Net     to Average    to Average
                                   Investment     Net Assets    Net Assets
                    Ratio of Net       Income     (Excluding    (Excluding
                        Expenses        (Loss)       Waivers       Waivers    Portfolio
                      to Average   to Average      and Reim-     and Rein-     Turnover
                   Net Assets***   Net Assets  bursement)***    bursement)         Rate
----------------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2003@**                0.12%        1.68%          0.35%         1.45%            7%
   2003                   0.12         1.79           0.38          1.53            30
   2002                   0.12         1.78           0.38          1.52            22
   2001                   0.12         2.15           0.38          1.89            19
   2000**                 0.12         2.08           0.38          1.82            16
   1999**                 0.12         2.41           0.50          2.03            22
   CLASS D
   2003@**                1.12%        0.73%          1.35%         0.50%            7%
   2003                   1.12         0.78           1.38          0.52            30
   2002                   1.12         0.77           1.38          0.51            22
   2001                   1.12         1.17           1.38          0.91            19
   2000**                 1.12         1.10           1.38          0.84            16
   1999**                 1.12         1.40           1.48          1.04            22
   CLASS I
   2003@**                0.37%        1.41%          0.60%         1.18%            7%
   2003 (1)               0.37         1.42           0.63          1.16            30
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2003@**                0.12%        1.04%          0.35%         0.81%           20%
   2003                   0.12         1.31           0.38          1.05            68
   2002                   0.12         1.32           0.36          1.08            31
   2001                   0.12         1.53           0.38          1.27            14
   2000**                 0.12         1.40           0.45          1.07            17
   1999**                 0.12         1.66           0.50          1.28            18
   CLASS D
   2003@**                1.12%        0.08%          1.35%        (0.15)%          20%
   2003                   1.12         0.30           1.38          0.04            68
   2002                   1.12         0.34           1.36          0.10            31
   2001                   1.12         0.55           1.38          0.29            14
   2000**                 1.12         0.39           1.45          0.06            17
   1999**                 1.12         0.49           1.50          0.11            18
   CLASS I
   2003@**                0.37%        0.71%          0.60%         0.48%           20%
   2003 (2)               0.37         1.04           0.63          0.78            68
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2003@**                0.12%        0.43%          0.34%         0.21%           47%
   2003                   0.12         0.48           0.38          0.22           149
   2002                   0.12         0.36           0.39          0.09            36
   2001                   0.12         0.46           0.36          0.22            46
   2000**                 0.12         0.35           0.37          0.10            13
   1999**                 0.12         0.58           0.50          0.20            30
   CLASS D
   2003@**                1.12%       (0.58)%         1.34%        (0.80)%          47%
   2003                   1.12        (0.53)          1.38         (0.79)          149
   2002                   1.12        (0.60)          1.39         (0.87)           36
   2001                   1.12        (0.52)          1.36         (0.76)           46
   2000**                 1.12        (0.64)          1.37         (0.89)           13
   1999**                 1.12        (0.56)          1.50         (0.94)           30
   CLASS I
   2003@**                0.37%        0.11%          0.59%        (0.11)%          47%
   2003 (2)               0.37         0.01           0.63         (0.25)          149

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003          13

Financial Highlights

For the six months ended September 30, (Unaudited) and the periods ended March 31, For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------------------------



                                       Net Realized
                                                and                Distributions
               Net Asset          Net    Unrealized    Dividends            from
                  Value,   Investment         Gains     from Net        Realized    Net Asset                  Net Assets
               Beginning       Income   (Losses) on   Investment         Capital   Value, End       Total   End of Period
               of Period       (Loss)    Securities       Income           Gains    of Period     Return+   ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2003@**        $ 9.48       $ 0.03      $ 1.81      $(0.03)            $   --       $11.29       19.45%       $ 92,549
   2003            12.84         0.06       (3.36)      (0.06)+++             --         9.48      (25.78)         77,148
   2002            13.23         0.07        0.09       (0.04)             (0.51)       12.84        1.16         110,391
   2001            18.58         0.09       (4.55)      (0.08)             (0.81)       13.23      (24.74)        104,377
   2000**          15.70         0.07        3.35       (0.12)             (0.42)       18.58       22.15         105,229
   1999**          16.03         0.09        1.25       (0.03)             (1.64)       15.70        9.33          60,766
   CLASS D
   2003@**        $ 9.04       $(0.01)     $ 1.70      $   --             $   --       $10.73       18.69%       $ 15,234
   2003            12.30        (0.07)      (3.19)         --                 --         9.04      (26.50)         20,137
   2002            12.80        (0.08)       0.09          --              (0.51)       12.30        0.03          30,684
   2001            18.09        (0.05)      (4.43)         --              (0.81)       12.80      (25.45)         35,737
   2000**          15.36        (0.09)       3.27       (0.03)             (0.42)       18.09       20.98          46,744
   1999**          15.83         0.03        1.14          --              (1.64)       15.36        8.18          24,267
   CLASS I
   2003@**        $ 9.48       $ 0.01      $ 1.81      $(0.02)            $   --       $11.28       19.24%       $  1,456
   2003 (3)        10.03         0.02       (0.55)      (0.02)                --         9.48       (5.25)            698

--------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of Net
                                                   Ratio of    Investment
                                                   Expenses        Income
                                                 to Average    to Average
                                Ratio of Net     Net Assets    Net Assets
                   Ratio of Net   Investment     (Excluding    (Excluding
                       Expenses       Income        Waivers       Waivers    Portfolio
                     to Average   to Average      and Reim-     and Rein-     Turnover
                  Net Assets***   Net Assets  bursement)***    bursement)         Rate
---------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2003@**                0.12%         0.61%        0.34%         0.39%           10%
   2003                   0.12          0.57         0.38          0.31            14
   2002                   0.12          0.45         0.35          0.22            35
   2001                   0.12          0.53         0.39          0.26            19
   2000**                 0.12          0.43         0.41          0.14            12
   1999**                 0.12          0.48         0.49          0.11            30
   CLASS D
   2003@**                1.12%        (0.16)%       1.34%        (0.38)%          10%
   2003                   1.12         (0.43)        1.38         (0.69)           14
   2002                   1.12         (0.54)        1.35         (0.77)           35
   2001                   1.12         (0.43)        1.39         (0.70)           19
   2000**                 1.12         (0.56)        1.41         (0.85)           12
   1999**                 1.12         (0.53)        1.50         (0.91)           30
   CLASS I
   2003@**                0.37%         0.27%        0.59%         0.05%           10%
   2003 (3)               0.37          0.05         0.63         (0.21)           14
(1)  Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.
(2)  Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.
(3)  Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.
 +   Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++   Includes a return of capital of $(0.003).
+++  Includes a return of capital of $(0.007).
@    For the six months period ended September 30, 2003. All ratios, excluding total return, have been annualized.
**   Per share calculations were performed using average shares.
***  The expense ratio does not include indirect expenses of the underlying Funds. Amounts designated as "--" are zero or have been rounded to zero.
     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
14          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

Notes to Financial Statements (Unaudited)

September 30, 2003

1. ORGANIZATION

SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares, Class D Shares, and Class I Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values. In calculating net asset value ("NAV"), each Fund generally values shares of the underlying Funds at their NAV and other investment at market prices. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- Under the Administration Agreement with the Trust, SEI Investments Fund Management (the "Administrator") provides the Trust with overall management services and shareholder servicing. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets.

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003          15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2003

In addition, each Fund pays the Distributor a fee in connection with the ongoing servicing of shareholder service accounts owning such Class D shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D shares of the Fund. The Trust has also adopted an administrative servicing plan ("Administrative Service Plan") for the Class I shares for which the Trust may charge up to .25% of the daily net assets of the Funds. Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing various administrative services.

OTHER -- Certain officers of the Trust are also officers of the Administrator and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator.

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2003 (Unaudited) and the year ended March 31, 2003

--------------------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED             DIVERSIFIED         DIVERSIFIED GLOBAL           DIVERSIFIED
                                CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH          MODERATE GROWTH
                                      FUND (1)                FUND (1)               FUND (1)                 FUND (1)
--------------------------------------------------------------------------------------------------------------------------------
                               4/01/03-    4/01/02-     4/01/03-    4/01/02-    4/01/03-   4/01/02-     4/01/03-     4/01/02
                               9/30/03     3/31/03      9/30/03     3/31/03     9/30/03    3/31/03      9/30/03      3/31/03
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                898        2,106       1,129        3,484       8,030     22,992        1,866       5,887
     Shares Issued in Lieu
       of Dividends and
       Distributions               56          146          68          137         135        333          129         291
     Shares Redeemed             (770)      (1,710)       (679)      (2,379)     (6,102)   (22,954)      (1,752)     (4,629)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     184          542         518        1,242       2,063        371          243       1,549
--------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                151          364         188          262          48      1,176          219         559
     Shares Issued in Lieu
       of Dividends and
       Distributions                7           25           5           17           2          6            7          22
     Shares Redeemed             (159)        (263)       (210)        (547)        (24)    (1,300)        (669)     (1,022)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions      (1)         126         (17)        (268)         26       (118)        (443)       (441)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                 68          180          96          531         178        294          149         577
     Shares Issued in Lieu
       of Dividends and
       Distributions                2            1           4            3           2          1            4           3
     Shares Redeemed              (27)         (14)       (101)        (140)        (30)       (46)         (27)        (78)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions      43          167          (1)         394         150        249          126         502
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares               226          835         500        1,368       2,239        502          (74)      1,610
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

4. CAPITAL SHARE TRANSACTIONS (CONCLUDED)
Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2003 (Unaudited) and the year ended March 31, 2003

--------------------------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED                  DIVERSIFIED                DIVERSIFIED
                                                GLOBAL GROWTH                GLOBAL STOCK                U.S. STOCK
                                                  FUND (2)                     FUND (2)                   FUND (3)
--------------------------------------------------------------------------------------------------------------------------------
                                           4/01/03-      4/01/02-      4/01/03-      4/01/02-      4/01/03-       4/01/02-
                                           9/30/03       3/31/03       9/30/03       3/31/03       9/30/03        3/31/03
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                            4,694       14,067          8,525       27,643          1,331         2,678
     Shares Issued in Lieu
       of Dividends and Distributions            72          186             24           56             24            43
     Shares Redeemed                         (4,285)     (13,724)        (8,750)     (27,403)        (1,290)       (3,181)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                   481          529           (201)         296             65          (460)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                              528          373            164          253            239           533
     Shares Issued in Lieu
       of Dividends and Distributions             2            7             --           --             --            --
     Shares Redeemed                           (749)        (416)          (118)        (264)        (1,047)         (800)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                  (219)         (36)            46          (11)          (808)         (267)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                              463          470             77          142             57            79
     Shares Issued in Lieu
       of Dividends and Distributions             2            1             --           --             --            --
     Shares Redeemed                            (21)         (32)           (14)         (12)            (2)           (5)
--------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                   444          439             63          130             55            74
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                             706          932            (92)         415           (688)         (653)
--------------------------------------------------------------------------------------------------------------------------------

(1) Class I shares commenced operations June 28, 2002.
(2) Class I shares commenced operations July 31, 2002.
(3) Class I shares commenced operations September 4, 2002.
Amounts designated as "--" are zero or have been rounded to zero.
--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003          17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2003

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2003, were as follows ($ Thousands):
-----------------------------------------------------------------
Fund                                                   Total
-----------------------------------------------------------------
Diversified Conservative Income
PURCHASES                                            $ 6,714
SALES                                                  5,676

Diversified Conservative
PURCHASES                                             10,349
SALES                                                  5,175

Diversified Global Moderate Growth
PURCHASES                                             63,539
SALES                                                 45,528

Diversified Moderate Growth
PURCHASES                                             14,487
SALES                                                 14,388

Diversified Global Growth
PURCHASES                                             37,539
SALES                                                 32,455

Diversified Global Stock
PURCHASES                                             50,856
SALES                                                 53,329

Diversified U.S. Stock
PURCHASES                                             10,843
SALES                                                 16,126

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

At September 30, 2003, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at September 30, 2003, for each Fund is as follows ($ Thousands):

----------------------------------------------------------------------------
                                                                       Net
                           Federal  Appreciated  Depreciated    Unrealized
Fund                      Tax Cost   Securities   Securities  Depreciation
----------------------------------------------------------------------------
Diversified Conservative
   Income                 $ 72,252       $1,809    $ (3,011)      $ (1,202)

Diversified Conservative    83,342        2,105      (6,488)        (4,383)

Diversified Global Moderate
   Growth                  191,166        5,115     (21,360)       (16,245)

Diversified Moderate
   Growth                  238,810        4,210     (35,976)       (31,766)

Diversified Global Growth  214,963        2,753     (42,681)       (39,928)

Diversified Global Stock   158,123          605     (45,499)       (44,894)

Diversified U.S. Stock     152,789          525     (43,555)       (43,030)

The Funds had capital loss carryforwards at March 31, 2003 as follows ($Thousands):
---------------------------------------------------------------------
                                                          Post
                              Years   Capital Loss     October
Fund                       Expiring     Carryovers      Losses
---------------------------------------------------------------------
Diversified Conservative
   Income                      2010        $   275      $  --
Diversified Conservative       2011            238         --
                               2010             50         --
Diversified Global Moderate
   Growth                      2010            157          6
Diversified Moderate
   Growth                      2011         11,608         --
                               2010          2,392         --
Diversified Global Growth      2011          1,713         --
                               2010          2,072         --
Diversified Global Stock       2011          4,375        124
                               2010          2,043         --
Diversified U.S. Stock         2010          1,587        574

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

Post-October loss represents losses realized on investments from November 1, 2002 through March 31, 2003 that, in accordance with Federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

7. SUBSEQUENT EVENT

On August 20, 2003, the SEI Funds' Board of Trustees approved the creation of twelve new funds, which are anticipated to commence operations on November 17, 2003.

--------------------------------------------------------------------------------
18          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2003

Notes

Notes

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2003

Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
PRESIDENT, CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER, CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY


INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR AND SHAREHOLDER SERVICING AGENT
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

A description of the policies and procedures that the Trust uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS

[BACKGROUND GRAPHIC OMITTED]


SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1-800-342-5734)



SEI-F-118 (9/03)

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Asset Allocation Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin, President & CEO


Date 11/20/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin, President & CEO

Date 11/20/03


By (Signature and Title)*         /s/ Peter (Pedro) A. Rodgriguez
                                  ------------------------------
                                  Peter (Pedro) A. Rodriguez, Controller and CFO

Date 11/20/03
* Print the name and title of each signing officer under his or her signature.